SILVER STREAM DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
SILVER STREAM DERIVATIVE LIABILITY
Fair value of derivative liability
	December 31, 2022	December 31, 2021
Balance as at December 31, 2021	$(26,114)	$(13,260)
Advance payment received (Tranche 2) (US$7.5 million)	-	(9,808)
Change in fair value during the year	(1,057)	(3,046)
Balance as at December 31, 2022	$(27,171)	$(26,114)